OTHER PAYABLES AND ACCRUED LIABILITIES (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
Accrued expenses	$ 83,692	$ 262,156
Others	185,470	114,504
Total	$ 269,162	$ 376,660